RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Balances due to related parties	$ 311,905	$ 278,238
High Hills Consulting Ltd. (CFO fees)
Statement [Line Items]
Balances due to related parties	17,648	0
Diane Nicolson (expenses reimbursement)
Statement [Line Items]
Balances due to related parties	12,565	0
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	0	5,496
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	269,360	242,569
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 12,332	$ 30,173